REVENUE CLASSES AND CONCENTRATIONS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue by product/service lines:
Retail	$ 541,360	$ 153,094	$ 2,309,535	$ 405,970
Distribution	1,845	2,881	2,931	15,591
Services	20,240,579	10,519,475	19,473,683	387,341
Total	20,783,784	12,675,450	21,786,149	808,902
Revenue by subsidiary:
Singlepoint (parent company)	14,696	21,778	26,888	35,326
Boston Solar	20,215,477	10,244,703	19,124,124	0
Box Pure Aire	523,689	126,821	2,277,732	348,877
Direct Solar America	10,800	119,412	177,879	241,042
DIGS	4,819	7,376	7,846	37,358
Energy Wyze	14,303	155,360	171,680	146,299
Total revenue	$ 20,783,784	$ 12,675,450	$ 21,786,149	$ 808,902